Goodwill recognized as a result of business combination (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Goodwill recognized as a result of business combination [Line Items]
Goodwill		₩ 871,285	₩ 2,258
Orange Life Insurance Co., Ltd.
Goodwill recognized as a result of business combination [Line Items]
Consideration transferred in cash		2,298,900
Fair value of identifiable net assets		2,932,259
Noncontrolling Interest	[1]	1,197,935
Goodwill		564,576
Asia Trust Co., Ltd.
Goodwill recognized as a result of business combination [Line Items]
Consideration transferred in cash		193,400
Fair value of identifiable net assets		130,995
Noncontrolling Interest	[1]	52,398
Goodwill		114,803
Shinhan Vietnam Finance Company Limited
Goodwill recognized as a result of business combination [Line Items]
Consideration transferred in cash		170,194
Fair value of identifiable net assets		63,042
Goodwill		₩ 107,152

[1]	The non-controlling interests in Orange Life Insurance Co., Ltd and Asia Trust Co., Ltd was measured as a proportionate shares of the non-controlling interests in the identifiable net assets at acquisition date.